Taxes on Income (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes On Income [Line Items]
Income tax percentage		23.00%	23.00%	23.00%
Percentage of federal weighted tax rate		21.00%
Percentage of state weighted tax rate		30.80%
Gibraltar tax rate percentage	10.00%
Carryforward operating tax losses (in Dollars)		$ 63,780
Gibraltar [Member]
Taxes On Income [Line Items]
Gibraltar tax rate percentage	12.50%